SUBSEQUENT EVENTS (Details) - Subsequent Event [Member] $ / shares in Units, $ in Millions	Feb. 27, 2023 USD ($) $ / shares
Dividends [Abstract]
Dividend declare date	Feb. 27, 2023
Dividend declared (in dollars per share) | $ / shares	$ 0.15
Dividends | $	$ 31.3
Dividend paid date	Mar. 28, 2023